CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 6,693	$ 4,483
Short-term investments	19,557	14,217
Trade receivables	8,557	7,797
Inventory	3,459	3,879
Other accounts receivable	1,792	1,912
Total current assets	40,058	32,288
NON-CURRENT ASSETS:
Inventory	1,913	1,731
Prepaid expenses	3,220	3,364
Call option to non-controlling interests, net	147	245
Long-term deposits	328	423
Right-of-use assets	7,214	11,038
Deferred taxes	2,055	2,872
Total non-current assets other than long-lived assets	14,877	19,673
PROPERTY AND EQUIPMENT, NET	4,892	4,652
GOODWILL	32,965	33,745
INTANGIBLE ASSETS, NET	20,257	20,425
Total assets	113,049	110,783
CURRENT LIABILITIES:
Credit from banks and others	2,160	2,169
Current maturities of lease liabilities	2,435	2,263
Deferred revenues	304	260
Income taxes payable	119	138
Trade payables	3,884	3,757
Other payables	8,536	9,238
Total current liabilities	17,438	17,825
NON-CURRENT LIABILITIES:
Liability for share options	0	7,164
Loans from banks	10,460	13,008
Deferred taxes	2,313	2,700
Lease liabilities	4,804	9,302
Employee benefit liabilities	1,573	1,495
Total non-current liabilities	19,150	33,669
Total liabilities	36,588	51,494
Attributable to equity holders of the Company:
Issued capital	48	43
Additional paid-in capital	156,334	130,009
Treasury shares	(2)	(2)
Foreign currency translation reserve	(5,294)	(3,291)
Capital reserve for options	1,514	1,002
Capital reserve for remeasurement gains on defined benefit plans	1,058	1,000
Accumulated deficit	(80,130)	(73,074)
Total	73,528	55,687
Non-controlling interests	2,933	3,602
Total equity	76,461	59,289
Total liabilities and equity	$ 113,049	$ 110,783